UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02319
______________________________________________

Fort Dearborn Income Securities, Inc.
______________________________________________________________________________
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Bruce G. Leto, Esq. Stradley Ronon Stevens & Young LLP 2600 One Commerce Square Philadelphia, PA 19103

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2009

Item 1. Schedule of Investments

Fort Dearborn Income Securities, Inc.

Industry diversification (unaudited)
As a percentage of net assets as of June 30, 2009

Bonds
Corporate bonds
Aerospace & defense	0.85%
Automobiles	0.67
Beverages	0.52
Biotechnology	0.26
Capital markets	2.95
Chemicals	1.77
Commercial banks	3.96
Commercial services & supplies	1.65
Communications equipment	0.89
Computers & peripherals	0.45
Construction materials	0.21
Diversified financial services	8.52
Diversified telecommunication services	6.54
Electric utilities	6.41
Energy equipment & services	0.91
Food & staples retailing	2.25
Food products	0.64
Health care providers & services	1.07
Hotels, restaurants & leisure	0.22
Household products	0.32
Insurance	2.59
Machinery	0.42
Media	4.03
Metals & mining	0.71
Multiline retail	0.47
Multi-utilities	0.71
Office electronics	0.36
Oil, gas & consumable fuels	6.51
Pharmaceuticals	2.75
Real estate investment trusts (REITs)	0.72
Road & rail	1.76
Software	0.90
Tobacco	1.03
Wireless telecommunication services	0.49

Total corporate bonds	64.51
Asset-backed securities	2.82
Commercial mortgage-backed securities	8.75
Mortgage & agency debt securities	12.69
Municipal bonds	4.13
US government obligations	2.57
Non US-government obligations	2.19

Total bonds	97.66
Preferred stock	0.01
Short-term investment	1.26

Total investments	98.93
Cash and other assets, less liabilities	1.07

Net assets	100.00%

Fort Dearborn Income Securities, Inc. — Portfolio of investments
June 30, 2009 (unaudited)

	Face
Security description	amount	Value

Bonds — 97.66%
Corporate bonds — 64.51%
Australia — 0.26%
BHP Billiton Finance USA Ltd.,
6.500%, due 04/01/19	$305,000	$338,710

Bermuda — 0.50%
Ingersoll-Rand Global Holding Co., Ltd.,
9.500%, due 04/15/14	185,000	202,591
Qtel International Finance Ltd.,
7.875%, due 06/10/19(1)	455,000	462,907

Total Bermuda corporate bonds		665,498

Canada — 2.60%
Anadarko Finance Co., Series B,
7.500%, due 05/01/31	490,000	478,127
Barrick Gold Corp.,
6.950%, due 04/01/19	180,000	201,601
Canadian National Railway Co.,
6.375%, due 11/15/37	625,000	684,576
6.900%, due 07/15/28	285,000	316,866
Canadian Natural Resources Ltd.,
6.750%, due 02/01/39	415,000	433,408
EnCana Corp.,
6.500%, due 05/15/19	440,000	471,683
Potash Corp of Saskatchewan, Inc.,
6.500%, due 05/15/19	275,000	296,318
TransCanada Pipelines Ltd.,
7.125%, due 01/15/19	500,000	564,316

Total Canada corporate bonds		3,446,895

Cayman Islands — 0.91%
Transocean, Inc.,
6.800%, due 03/15/38	535,000	572,240
7.500%, due 04/15/31	575,000	637,101

Total Cayman Islands corporate bonds		1,209,341

Finland — 0.24%
Nokia OYJ,
5.375%, due 05/15/19	315,000	318,697

France — 0.40%
Electricite de France,
6.950%, due 01/26/39(1)	465,000	522,060

Luxembourg — 0.71%
Telecom Italia Capital SA,
6.375%, due 11/15/33	1,060,000	942,080

Netherlands — 1.42%
Deutsche Telekom International Finance BV,
6.750%, due 08/20/18	520,000	551,883
E.ON International Finance BV,
6.650%, due 04/30/38(1)	725,000	782,555
Shell International Finance BV,
6.375%, due 12/15/38	500,000	544,612

Total Netherlands corporate bonds		1,879,050

Spain — 0.35%
Telefonica Emisiones SAU,
6.221%, due 07/03/17	440,000	465,505

Switzerland — 0.65%
Credit Suisse,
6.000%, due 02/15/18	865,000	863,551

United Kingdom — 2.21%
Abbey National PLC,
7.950%, due 10/26/29	550,000	488,881
Anglo American Capital plc,
9.375%, due 04/08/19(1)	370,000	399,600
AstraZeneca PLC,
6.450%, due 09/15/37	470,000	521,025
Barclays Bank PLC,
6.750%, due 05/22/19	385,000	381,832

British Telecommunications PLC,
9.625%, due 12/15/30	365,000	404,660
Royal Bank of Scotland Group PLC,
7.640%, due 09/29/17(2),(3)	200,000	81,000
Vodafone Group PLC,
5.450%, due 06/10/19	325,000	319,589
6.150%, due 02/27/37	340,000	334,509

Total United Kingdom corporate bonds		2,931,096

United States — 54.26%
Alabama Power Co.,
6.000%, due 03/01/39	310,000	327,206
Allergan, Inc.,
5.750%, due 04/01/16	675,000	665,460
Allstate Corp.,
5.350%, due 06/01/33	575,000	483,222
Alltel Corp.,
7.875%, due 07/01/32	300,000	348,353
Altria Group, Inc.,
9.700%, due 11/10/18	460,000	527,365
9.950%, due 11/10/38	175,000	202,007
American Honda Finance Corp.,
7.625%, due 10/01/18(1)	340,000	331,770
American International Group, Inc.,
5.850%, due 01/16/18	800,000	423,239
Amgen, Inc.,
6.400%, due 02/01/39	325,000	345,689
Anadarko Petroleum Corp.,
6.450%, due 09/15/36	375,000	337,094
Anheuser-Busch Cos., Inc.,
6.450%, due 09/01/37	400,000	372,592
Apache Corp.,
6.000%, due 01/15/37	575,000	608,754
Appalachian Power Co.,
7.950%, due 01/15/20	495,000	570,725
Archer-Daniels-Midland Co.,
6.450%, due 01/15/38	350,000	379,473
AT&T, Inc.,
6.500%, due 09/01/37	975,000	967,052
6.550%, due 02/15/39	1,030,000	1,028,169
AXA Financial, Inc.,
7.000%, due 04/01/28	165,000	125,585
BAE Systems Holdings, Inc.,
6.375%, due 06/01/19(1)	355,000	362,949
Bank of America Corp.,
5.420%, due 03/15/17	2,200,000	1,826,972
Bank of America N.A.,
6.000%, due 10/15/36	500,000	400,744
Bear Stearns Cos. LLC,
7.250%, due 02/01/18	1,310,000	1,380,726
Boeing Co.,
5.000%, due 03/15/14	300,000	315,847
Bristol-Myers Squibb Co.,
5.875%, due 11/15/36	350,000	360,379
Browning-Ferris Industries, Inc.,
7.400%, due 09/15/35	250,000	234,101
Burlington Northern Santa Fe Corp.,
7.082%, due 05/13/29	745,000	767,613
Capital One Bank USA N.A.,
8.800%, due 07/15/19	375,000	383,109
Caterpillar Financial Services Corp.,
5.450%, due 04/15/18	340,000	323,698
CenterPoint Energy Resources Corp.,
6.000%, due 05/15/18	285,000	259,014
Chevron Corp.,
4.950%, due 03/03/19	505,000	521,813
Cisco Systems, Inc.,
5.900%, due 02/15/39	655,000	645,041
Citigroup, Inc.,
6.125%, due 05/15/18	2,730,000	2,387,825
Comcast Corp.,
6.950%, due 08/15/37	2,250,000	2,346,028
ConocoPhillips,
6.500%, due 02/01/39	1,040,000	1,107,010
Consolidated Edison Co. of New York, Inc.,
7.125%, due 12/01/18	400,000	454,404
CRH America, Inc.,
6.000%, due 09/30/16	310,000	275,878

CVS Caremark Corp.,
6.250%, due 06/01/27	500,000	507,520
Daimler Finance North America LLC,
8.500%, due 01/18/31	845,000	888,910
DCP Midstream LLC,
9.750%, due 03/15/19(1)	170,000	189,506
Dominion Resources, Inc., Series B,
5.950%, due 06/15/35	495,000	472,189
Dow Chemical Co.,
8.550%, due 05/15/19	250,000	250,445
DTE Energy Co.,
6.350%, due 06/01/16	500,000	458,794
Duke Energy Carolinas LLC,
6.050%, due 04/15/38	350,000	370,635
ERAC USA Finance Co.,
7.000%, due 10/15/37(1)	440,000	349,926
8.000%, due 01/15/11(1)	915,000	910,330
Exelon Generation Co. LLC,
5.350%, due 01/15/14	130,000	130,215
Florida Power & Light Co.,
5.650%, due 02/01/35	420,000	430,734
Florida Power Corp.,
6.350%, due 09/15/37	215,000	237,279
General Electric Capital Corp.,
5.875%, due 01/14/38	1,745,000	1,380,970
6.875%, due 01/10/39	745,000	670,584
GlaxoSmithKline Capital, Inc.,
6.375%, due 05/15/38	600,000	652,460
GMAC LLC,
6.875%, due 09/15/11(1)	202,000	176,750
Goldman Sachs Group, Inc.,
6.150%, due 04/01/18	1,026,000	998,890
6.750%, due 10/01/37	770,000	684,525
Harris Corp.,
6.375%, due 06/15/19	200,000	211,056
Hartford Financial Services Group, Inc.,
5.950%, due 10/15/36	590,000	402,837
Hewlett-Packard Co.,
4.750%, due 06/02/14	570,000	595,046
HSBC Bank USA N.A.,
5.625%, due 08/15/35	855,000	764,326
ICI Wilmington, Inc.,
5.625%, due 12/01/13	850,000	824,694
Illinois Tool Works, Inc.,
6.250%, due 04/01/19(1)	325,000	352,848
International Lease Finance Corp.,
6.625%, due 11/15/13	140,000	107,759
JP Morgan Chase Capital XXV, Series Y,
6.800%, due 10/01/37	1,100,000	946,001
Kimberly-Clark Corp.,
7.500%, due 11/01/18	350,000	421,181
Kinder Morgan Energy Partners LP,
5.800%, due 03/15/35	900,000	759,763
Kraft Foods, Inc.,
6.875%, due 01/26/39	440,000	465,736
Kroger Co.,
6.900%, due 04/15/38	650,000	700,519
Lehman Brothers Holdings, Inc.,
6.750%, due 12/28/17(4)	585,000	59
6.875%, due 05/02/18(4)	785,000	125,600
Massachusetts Mutual Life Insurance Co.,
8.875%, due 06/01/39(1)	275,000	292,020
McDonald’s Corp.,
6.300%, due 03/01/38	275,000	297,727
Merck & Co., Inc.,
6.400%, due 03/01/28	520,000	563,720
Merrill Lynch & Co., Inc.,
5.700%, due 05/02/17	400,000	343,098
6.875%, due 04/25/18	365,000	337,828
Metlife Inc., Series A,
6.817%, due 08/15/18	665,000	669,728
Microsoft Corp.,
5.200%, due 06/01/39	350,000	340,651
MidAmerican Energy Holding Co.,
5.950%, due 05/15/37	900,000	868,748
Morgan Stanley,
6.625%, due 04/01/18	1,075,000	1,071,674
7.250%, due 04/01/32	355,000	352,598
Mosaic Co.,
7.375%, due 12/01/14(1)	950,000	978,500

National Rural Utilities Cooperative Finance Corp.,
10.375%, due 11/01/18	160,000	200,612
New Cingular Wireless Services, Inc.,
8.750%, due 03/01/31	945,000	1,151,775
News America, Inc.,
6.200%, due 12/15/34	695,000	593,319
Nisource Finance Corp.,
10.750%, due 03/15/16	290,000	321,667
Norfolk Southern Corp.,
5.750%, due 04/01/18	340,000	347,635
Northrop Grumman Systems Corp.,
7.125%, due 02/15/11	425,000	456,179
Nustar Logistics,
7.650%, due 04/15/18	575,000	558,163
Oncor Electric Delivery Co.,
6.800%, due 09/01/18	425,000	454,158
ONEOK Partners LP,
8.625%, due 03/01/19	440,000	492,090
Oracle Corp.,
6.125%, due 07/08/39	265,000	263,235
6.500%, due 04/15/38	550,000	585,830
Pacific Gas & Electric Co.,
6.050%, due 03/01/34	540,000	560,216
8.250%, due 10/15/18	275,000	335,590
Pemex Project Funding Master Trust,
5.750%, due 03/01/18	685,000	630,200
PepsiCo Inc.,
7.900%, due 11/01/18	260,000	316,317
Pfizer, Inc.,
6.200%, due 03/15/19	305,000	333,555
Philip Morris International, Inc.,
6.375%, due 05/16/38	600,000	638,363
Progressive Corp.,
6.250%, due 12/01/32	275,000	235,798
ProLogis,
5.625%, due 11/15/15	825,000	654,147
Prudential Financial, Inc.,
5.750%, due 07/15/33	425,000	335,654
PSEG Power LLC,
8.625%, due 04/15/31	695,000	819,012
Safeway Inc.,
7.450%, due 09/15/27	725,000	765,084
San Diego Gas & Electric Co., Series FFF,
6.125%, due 09/15/37	450,000	485,737
Schering-Plough Corp.,
6.550%, due 09/15/37	525,000	563,001
Simon Property Group LP,
5.375%, due 06/01/11	300,000	300,689
South Carolina Electric & Gas Co.,
6.500%, due 11/01/18	105,000	118,944
Southern California Edison Co.,
6.050%, due 03/15/39	375,000	402,498
Sprint Capital Corp.,
6.875%, due 11/15/28	1,035,000	734,850
Swiss Re Solutions Holding Corp.,
7.000%, due 02/15/26	295,000	231,235
Target Corp.,
6.500%, due 10/15/37	290,000	293,351
7.000%, due 07/15/31	305,000	326,041
Time Warner Cable, Inc.,
6.550%, due 05/01/37	305,000	292,451
7.300%, due 07/01/38	600,000	625,036
8.750%, due 02/14/19	410,000	477,626
Time Warner, Inc.,
7.625%, due 04/15/31	1,030,000	1,001,321
Travelers Property Casualty Corp.,
6.375%, due 03/15/33	350,000	367,033
Unilever Capital Corp.,
4.800%, due 02/15/19	450,000	454,432
Union Electric Co.,
6.700%, due 02/01/19	340,000	355,331
Union Pacific Corp.,
7.875%, due 01/15/19	180,000	206,043
UnitedHealth Group, Inc.,
6.875%, due 02/15/38	865,000	800,642
Valero Energy Corp.,
6.625%, due 06/15/37	360,000	307,123
7.500%, due 04/15/32	400,000	382,738

Verizon Communications, Inc.,
6.900%, due 04/15/38	520,000	542,466
Verizon New York, Inc., Series B,
7.375%, due 04/01/32	1,085,000	1,057,098
Virginia Electric and Power Co.,
8.875%, due 11/15/38	400,000	536,098
Wachovia Bank N.A.,
5.850%, due 02/01/37	1,175,000	1,036,511
Wal-Mart Stores, Inc.,
6.500%, due 08/15/37	900,000	1,005,679
Washington Mutual Bank,
5.500%, due 01/15/13(4),(5)	750,000	375
Washington Mutual Preferred Funding LLC,
9.750%, due 12/15/17(2),(3),(4),(5),(6)	1,300,000	16,250
Waste Management, Inc.,
6.100%, due 03/15/18	700,000	689,743
WellPoint, Inc.,
5.850%, due 01/15/36	705,000	618,532
Wells Fargo Bank N.A.,
5.950%, due 08/26/36	1,180,000	1,055,988
Wisconsin Power & Light Co.,
7.600%, due 10/01/38	175,000	189,978
Xerox Corp.,
6.350%, due 05/15/18	540,000	481,950

Total United States corporate bonds		71,956,674

Total corporate bonds (cost $89,184,627)		85,539,157

Asset-backed securities — 2.82%
United States — 2.82%
Ameriquest Mortgage Securities, Inc.,
Series 2005-R6, Class A2,
0.514%, due 08/25/35(2)	176,621	149,420
Asset Backed Funding Certificates,
Series 2006-OPT3, Class A3A,
0.374%, due 11/25/36(2)	256,738	245,409
Bank of America Credit Card Trust,
Series 2007-B1, Class B1,
0.399%, due 06/15/12(2)	850,000	836,722
Citibank Credit Card Issuance Trust,
Series 2006-C4, Class C4,
0.538%, due 01/09/12(2)	300,000	295,186
Series 2007-A3, Class A3,
6.150%, due 06/15/39	390,000	388,086
MBNA Credit Card Master Note Trust,
Series 2006-B1, Class B1,
0.539%, due 07/15/15(2)	500,000	438,963
Series 2002-C1, Class C1,
6.800%, due 07/15/14	725,000	704,562
MBNA Master Credit Card Trust,
Series 2001-B, Class C,
7.250%, due 08/15/13(1)	300,000	299,223
Small Business Administration,
Series 2004-P10B, Class 1,
4.754%, due 08/10/14	294,335	303,768
Structured Asset Investment Loan Trust,
Series 2005-7, Class A4,
0.504%, due 08/25/35(2)	83,362	81,392

Total asset-backed securities
(cost $3,394,997)		3,742,731

Commercial mortgage-backed securities — 8.75%
United States — 8.75%
Banc of America Commercial Mortgage, Inc.,
Series 2006-6, Class A2,
5.309%, due 10/10/45	975,000	898,200
Series 2006-6, Class A4,
5.356%, due 10/10/45	1,125,000	886,126
Series 2007-4, Class AM,
5.811%, due 02/10/51(2)	600,000	299,461
Bear Stearns Commercial Mortgage Securities Trust,
Series 2006-PW12, Class A4,
5.719%, due 09/11/38(2)	600,000	521,804
Citigroup Commercial Mortgage Trust,
Series 2007-C6, Class AM,
5.699%, due 12/10/49(2)	1,775,000	955,126
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3, Class A2,
5.560%, due 10/15/48	500,000	467,404

Commercial Mortgage Pass Through Certificates,
Series 2006-CN2A, Class A2FX,
5.449%, due 02/05/19(1)	625,000	530,730
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A2,
5.381%, due 03/10/39	975,000	915,446
Series 2007-GG9, Class A4,
5.444%, due 03/10/39	1,000,000	797,115
Series 2007-GG9, Class AM,
5.475%, due 03/10/39	1,100,000	581,544
GS Mortgage Securities Corp. II,
Series 2006-GG8, Class A2,
5.479%, due 11/10/39	320,000	298,680
Series 2006-GG6, Class A2,
5.506%, due 04/10/38(2)	350,000	338,989
Series 2006-GG6, Class AM,
5.622%, due 04/10/38(2)	650,000	376,566
Series 2007-GG10, Class A2,
5.778%, due 08/10/45(2)	575,000	533,422
Series 2007-GG10, Class A4,
5.805%, due 08/10/45(2)	2,610,000	1,972,299
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C23, Class AM,
5.466%, due 01/15/45(2)	925,000	528,318
Series 2006-C27, Class A2,
5.624%, due 07/15/45	750,000	701,050

Total commercial mortgage-backed securities
(cost $11,151,639)		11,602,280

Mortgage & agency debt securities — 12.69%
United States — 12.69%
Federal Home Loan Mortgage Corp.,‡
3.750%, due 03/27/19	5,500,000	5,404,542
4.875%, due 06/13/18	1,610,000	1,732,576
5.000%, due 01/30/14	30,000	32,550
Federal Home Loan Mortgage Corp. Gold Pools,‡
#E01127,
6.500%, due 02/01/17	104,132	110,213
Federal National Mortgage Association,‡
5.625%, due 07/15/37	500,000	526,560
Federal National Mortgage Association Grantor Trust,‡
Series 2002-T19, Class A1,
6.500%, due 07/25/42	273,988	292,439
Federal National Mortgage Association Pools,‡
#688066,
5.500%, due 03/01/33	291,968	304,093
#793666,
5.500%, due 09/01/34	1,519,579	1,574,809
#802481,
5.500%, due 11/01/34	264,868	275,322
#596124,
6.000%, due 11/01/28	202,932	213,945
#988988,
6.000%, due 09/01/38	3,449,197	3,609,134
#253824,
7.000%, due 03/01/31	93,119	102,459
Federal National Mortgage Association REMIC,‡
Series 1993-106, Class Z,
7.000%, due 06/25/13	37,107	39,545
Government National Mortgage Association Pools,
#701813,
4.500%, due 04/15/39	748,020	748,224
#781029,
6.500%, due 05/15/29	59,209	63,914
GSR Mortgage Loan Trust,
Series 2006-2F, Class 3A4,
6.000%, due 02/25/36	1,300,000	765,984
Residential Funding Mortgage Securities I,
Series 2006-S6, Class M2,
6.000%, due 07/25/36	1,270,872	46,606

Wells Fargo Mortgage Backed Securities Trust,
Series 2003-18, Class A2,
5.250%, due 12/25/33	998,221	980,440

Total mortgage & agency debt securities
(cost $18,295,392)		16,823,355

Municipal bonds — 4.13%
California — 0.25%
State of California General Obligation Bonds,
7.550%, due 04/01/39	365,000	333,581

Illinois — 1.58%
Illinois State Taxable Pension,
5.100%, due 06/01/33	2,350,000	2,092,746

New Jersey — 2.30%
New Jersey Economic Development Authority Revenue Bonds,
Series B,
10.462%, due 02/15/18(7)	5,000,000	2,887,050
New Jersey State Turnpike Authority Revenue Bonds,
7.414%, due 01/01/40	140,000	165,995

		3,053,045

Total municipal bonds
(cost $5,325,301)		5,479,372

US government obligations — 2.57%
US Treasury Bonds,
3.500%, due 02/15/39	515,000	445,315
US Treasury Inflation Indexed Bonds (TIPS),
2.500%, due 01/15/29	2,000,000	2,110,550
US Treasury Notes,
2.250%, due 05/31/14	765,000	754,719
3.125%, due 05/15/19	95,000	91,883

Total US government obligations
(cost $3,298,466)		3,402,467

Non US-government obligations — 2.19%
Brazil — 0.81%
Brazilian Government International Bond,
8.250%, due 01/20/34	900,000	1,071,000

Mexico — 1.38%
United Mexican States,
6.750%, due 09/27/34	890,000	897,565
8.300%, due 08/15/31	800,000	938,000

		1,835,565

Total non US-government obligations
(cost $2,660,562)		2,906,565

Total bonds
(cost $133,310,984)		129,495,927

	Shares

Preferred stock — 0.01%
United States — 0.01%
Preferred Blocker, Inc.,
7.000%(1),(8)
(cost $34,713)	42	18,063

	Units

Short-term investment — 1.26%
Investment company — 1.26%
UBS Cash Management Prime Relationship Fund,
0.384%(9),(10)
(cost $1,670,422)	1,670,422	1,670,422

Total investments(11) — 98.93%
(cost $135,016,119)		131,184,412
Cash and other assets, less liabilities — 1.07%		1,422,580

Net assets — 100.00%		$132,606,992

Notes to portfolio of investments
Aggregate cost for federal income tax purposes, which was the same for book purposes, was $135,016,119; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$4,951,804
Gross unrealized depreciation	(8,783,511)

Net unrealized depreciation of investments	$(3,831,707)

‡	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
At June 30, 2009, the value of these securities amounted to $6,959,737 or 5.25% of net assets.
(2)	Floating rate security — The interest rates shown are the current rates as of June 30, 2009.
(3)	Perpetual bond security. The maturity date reflects the next call date.
(4)	Security is in default.
(5)	Security is illiquid. At June 30, 2009, these securities amounted to $16,625 or 0.01% of net assets.
(6)	Security exempt from registration under 144A of Securities Act of 1933. This security, which represents 0.01% of net assets as of June 30, 2009, is considered illiquid and restricted. (see restricted table below for more information)

					06/30/09
			Acquisition		Market
			cost as a		value as a
			percentage	06/30/09	percentage
	Acquisition	Acquisition	of net	Market	of net
Restricted security	date	cost	assets	value	assets

Washington Mutual Preferred Funding LLC,
9.750%, due 12/15/17	10/19/07	$614,225	0.46%	$7,500	0.00	%(a)
9.750%, due 12/15/17	10/25/07	592,000	0.45	7,500	0.00	(a)
9.750%, due 12/15/17	11/02/07	93,500	0.07	1,250	0.00	(a)

		$1,299,725	0.98%	$16,250	0.01%

(a)	Amount represents less than 0.005%

(7)	Zero coupon bond. The rate shown is the effective yield at June 30, 2009.
(8)	Security is a multi-coupon preferred stock that had a coupon reset date of January 16, 2009 of 7.000% fixed until it’s end date of December 31, 2049. This security is subject to a perpetual call and may be called in full or partially on or anytime after December 31, 2011.
(9)	The rate shown reflects the yield at June 30, 2009.
(10)	The table below details the Fund’s investment in securities issued by funds that are advised by the same advisor as the Fund.
The advisor does not earn a management fee from either UBS Supplementary Trust—U.S. Cash Management Prime Fund or UBS Cash Management Prime Relationship Fund.

Income earned
			Purchases			from affiliate for
			during the nine	Sales during the		the nine months
		Value at	months ended	nine months	Value at	ended
Security description		09/30/08	06/30/09	ended 06/30/09	06/30/09	06/30/09

UBS	Supplementary Trust—U.S. Cash
	Management Prime Fund	$5,707,328	$38,920,488	$44,627,816	$—	$34,683
UBS	Cash Management Prime
	Relationship Fund	—	17,741,989	16,071,567	1,670,422	2,937

(11)	The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of portfolio securities. Securities traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available on the valuation date prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Securities listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at a “fair value”, that value is likely to be different from the last quoted market price for the security. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment manager of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities; and the evaluation of forces which influence the market in which the securities are purchased and sold. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company.

GMAC	General Motors Acceptance Corp.
GS	Goldman Sachs
GSR	Goldman Sachs Residential
REMIC	Real Estate Mortgage Investment Conduit
TIPS	Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury security of the same maturity.

In September 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

Level 1 – Quoted prices in active markets for identical investments
Level 2 – Other significant observable inputs, including but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks.
Level 3 – Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments:

Measurements at 06/30/09

	Quoted prices in active
	markets for identical	Significant other
	investments	observable inputs	Unobservable inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate bonds	$—	$85,522,532	$16,625	$85,539,157
Asset-backed securities	—	3,742,731	—	3,742,731
Commercial mortgage-backed securities	—	11,602,280	—	11,602,280
Mortgage & agency debt securities	—	16,823,355	—	16,823,355
Municipal bonds	—	5,479,372	—	5,479,372
US government obligations	—	3,402,467	—	3,402,467
Non US-government obligations	—	2,906,565	—	2,906,565
Preferred stock	—	18,063	—	18,063
Short-term investment	—	1,670,422	—	1,670,422

Total	$—	$131,167,787	$16,625	$131,184,412

Level 3 Rollforward Disclosure
 The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

	Measurements using
	unobservable inputs (Level 3)

	Corporate Bond	Total

Assets
Beginning balance	$0	$0
Total gains or losses (realized/unrealized) included in earnings(a)	0	0
Purchases, sales, issuances, and settlements (net)	0	0
Transfers in and/or out of Level 3	16,625	16,625

Ending balance	$16,625	$16,625

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to investments still held at 06/30/09.	($2,031,990)	($2,031,990)

(a) Does not include unrealized losses of ($2,031,990) related to transferred assets presented at their end of period values

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated March 31, 2009.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fort Dearborn Income Securities, Inc.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	August 28, 2009

By:	/s/ Thomas Disbrow
Thomas Disbrow
Treasurer & Principal Accounting Officer

Date:	August 28, 2009